SHAREHOLDERS' EQUITY (Details Textual)	1 Months Ended										2 Months Ended		3 Months Ended		4 Months Ended			6 Months Ended			8 Months Ended	10 Months Ended	12 Months Ended							15 Months Ended	99 Months Ended	105 Months Ended								6 Months Ended		12 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended					15 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended					15 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended	3 Months Ended	6 Months Ended		6 Months Ended
	Jan. 31, 2013 USD ($)	Nov. 30, 2012 USD ($)	Aug. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Feb. 29, 2012 GBP (£)	Mar. 31, 2011 USD ($)	May 31, 2009 USD ($)	May 31, 2009 GBP (£)	Aug. 31, 2007 USD ($)	Feb. 28, 2005	Sep. 30, 2012 USD ($)	Feb. 29, 2012 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2008 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 GBP (£)	Aug. 31, 2010 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Aug. 31, 2011 USD ($)	Aug. 31, 2012 USD ($)	Oct. 31, 2009 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2005 GBP (£)	Dec. 31, 2005 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 GBP (£)	Dec. 31, 2012 GBP (£)	Sep. 28, 2012 USD ($)	Aug. 31, 2012 GBP (£)	Aug. 29, 2012 USD ($)	Dec. 31, 2011 GBP (£)	Jun. 30, 2013 Share Option Plan 2007 [Member]	Jun. 30, 2013 Private Placement [Member] USD ($)	Dec. 31, 2012 Private Placement [Member]	Aug. 31, 2012 Minimum [Member]	Apr. 30, 2012 Minimum [Member] USD ($)	Jun. 30, 2013 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2010 Minimum [Member] USD ($)	Dec. 31, 2009 Minimum [Member] USD ($)	Dec. 31, 2008 Minimum [Member] USD ($)	Dec. 31, 2005 Minimum [Member] USD ($)	Aug. 31, 2012 Maximum [Member]	Apr. 30, 2012 Maximum [Member] USD ($)	Jun. 30, 2013 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2009 Maximum [Member] USD ($)	Dec. 31, 2008 Maximum [Member] USD ($)	Dec. 31, 2005 Maximum [Member] USD ($)	Jun. 30, 2012 Consulting Agreement [Member] USD ($)	Dec. 31, 2012 November Financing [Member] USD ($)	Jun. 30, 2013 November Financing [Member] USD ($)	Jan. 31, 2013 December 2012 Financing [Member] USD ($)	Jun. 30, 2013 December 2012 Financing [Member] USD ($)	Jan. 31, 2013 December 2012 Financing [Member] GBP (£)	Dec. 31, 2012 December 2012 Financing [Member] USD ($)	Jan. 31, 2013 January 2013 Financing [Member] USD ($)	Jun. 30, 2013 January 2013 Financing [Member] USD ($)	Jun. 30, 2013 January 2013 Financing [Member] USD ($)	Dec. 31, 2012 January 2013 Financing [Member] USD ($)	Jun. 30, 2013 Series A Warrant [Member]	Jun. 30, 2013 Series B Warrants [Member]	Jun. 30, 2013 Series C Warrants [Member]	Jun. 30, 2013 Agent Agreement In January 2013 Financing [Member]	Jun. 30, 2013 May 2012 Financing [Member] USD ($)	Dec. 31, 2012 May 2012 Financing [Member] USD ($)
Stock Issued During Period, Shares, New Issues (in shares)		751,500	232,558								18,375			10,950,696	10,000	10,000	200,778			522,026	242,500	410,097																			335,000																							67,500
Common Stock, Par or Stated Value Per Share (in dollars per share)																£ 0.01																		£ 0.01	£ 0.01		£ 0.01		£ 0.01																											£ 0.01
Proceeds From Issuance Of Common Stock		$ 1,503,000									$ 37,000			$ 6,753,000	$ 23,000		$ 312,000	$ 0	$ 0	$ 951,000	$ 400,000	$ 522,000	$ 118,000	$ 75,000	$ 60,000						$ 253,000	$ 253,000
Equity Issuance, Per Share Amount (in dollars per share)		$ 2.00	$ 1.72								$ 2.00				$ 2.25						$ 1.72							$ 1.58																	$ 1.67	$ 1.32	$ 1.63	$ 1.43	$ 1.16	$ 1.58	$ 0.02			$ 1.73	$ 1.94	$ 1.95	$ 1.57	$ 1.32	$ 1.59	$ 1.13				$ 2.00
Payments of Stock Issuance Costs	48,000	163,000											12,000							21,000		23,000																																																33,000
Warrants Granted To Purchase Ordinary Shares (in shares)		375,750		79,000											5,000	5,000							261,731																		167,500	10,800																						33,750								202,750	375,000	187,500	43,035
Warrants Granted Exercise Price To Purchase Ordinary Shares (in dollar per share)				$ 2											$ 2.25								$ 2.00
Percentage Of Warrant Coverage											100.00%				50.00%	50.00%					100.00%
Warrants Issued To Investors				39,500
Warrants Issued To Investors Per Share				$ 1
Deemed Dividend				33,000														0	33,000				33,000	0	0						33,000		33,000
Description Of Purchase Agreement From Each Investor		the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the November Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "November Most Favored Nation").									If the Company contemplates a private placement of ordinary shares and warrants with an aggregate offering amount which is no greater than $ 20,000 or in any other private placement that occurs prior to December 1, 2012 (the "Private Placement"), in which the equity price and equity linked pricing terms are more favorable to the investors, the Company will modify the terms to reflect any more favorable pricing terms provided to the other investors in the Private Placement on a $ 1 for $ 1 basis, in lieu of cash consideration.																																																					(i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing on the same terms and conditions as provided to the investors in a subsequent financing (the " December Most Favored Nation").
Resale Agreement, Percentage Of Ordinary Shares	133.00%	133.00%																					133.00%
Proceeds From Issuance Of Stock and Warrants		190,000																																							670,000
Warrants Issuance Costs		27,000
Initial Fair Value Of Detachable Warrant Granted		210,000																					541,010								541,010					4,000		93,000																								188,000	402,000		36,000		17,000		583,000	583,000	383,000					179,000	76,000
Detachable Warrant Issued											141,000
Change In Fair Value Of Detachable Warrant											40,000												348,000																																							22,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period									1,365,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																			$ 1.09
Share Based Compensation Arrangement By Share Based Payment Award, Options, Vested Weighted Average Grant Date Fair Value																							$ 1.08
Share Based Compensation Arrangement By Share Based Payment Award, Non Vested Stock Options, Weighted Average Grant Date Fair Value																							$ 1.10
Allocated Share-based Compensation Expense																							385,000	20,000	(95,000)																																				52,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized													57,000					57,000														57,000	57,000
Received Warrants From Principle Shareholder																												152,000	50,700
Received Warrants From Principle Shareholder Par Value																												$ 1.55	£ 0.01
Vested and Valid Period From Date Of Grant																												10 years
Benefit In Options Outstanding																												246,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							30,000	30,000	20,475	300,000					2,988	2,988							410,000					152,000
Stock Issued During Period, Value, Share-based Compensation, Gross						95,000	33,000		29,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate						86.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term						3 years													5 years
Weighted average remaining contractual term, Options exercisable at end of the period										5 years								6 years 6 months					6 years 3 months 18 days
Stock or Unit Option Plan Expense																								3,000	2,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period																								15,000			285,000
Financial Income																							3,000	3,000	5,000
Exercise Price Per Share Options								£ 0.8							$ 1.56
Reclassified Related Liability In Additional Paid In Capital															35,000
Warrants Granted												10,000												35,000
Warrants Granted Exercise Price Per Share												$ 1			$ 2									$ 1																				$ 1									$ 2
Warrants Granted Contractual Term												5 years			5 years	5 years								5 years
Warrants Granted Value				38,000								12,000												45,000
Warrants Granted To Finder															20,000	20,000																												45,000									90,000
Percentage Of Amount Invested On Cash Payment												7.00%
Stock Issued During Period Shares To Finder															16,279	16,279
Stock Issued During Period Price Per Share To Finder																£ 0.01
Stock Issued During Period Value Share To Finder															28,000
Warrants Vested To Purchase Ordinary Shares					309,492
Warrants Vested To Purchase Ordinary Shares Per Share					£ 0.01
Percentage Of Cash Transaction Fee																																											7.00%									8.00%
Minimum Amount Of Agent Raises On Financing																					5,000,000
Percentage Of Warrants For Agent Raises																					10.00%
Warrants Issued To Agent																					90,180
Warrants Issued To Agent Value																					120,000
Share-based Compensation, Total															2,000			57,000	293,000				514,000	140,000	0						1,528,000	1,585,000
Stock Issued During Period, Value, New Issues																		972,000					1,937,000	930,000	312,000	499,000	69,000	3,091,000		3,593,000																																		135,000
Warrant Cancelled Per Share	$ 0.001
Closing Price Of Ordinary Shares	$ 3.75
Average Daily Volume Of Ordinary Shares	75,000
Proceeds From Detachable Warrant																																																																					77,000
Stock and Warrants Issuance Cost																																																																				70,000	14,000
Financial Expense Of Warrants																																																																					2,000	37,000
Warrants Granted To Purchase Ordinary Shares Value																																									5,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																								3,865,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized																																								2,500,000
Weighted average remaining contractual term, Options exercisable at end of the period													3,096,010					3,096,010														3,096,010	3,096,010
Warrants Issued to Agent Agreement																					53,835
Agent Agreement, Cash for Advisory Services																					84,000
Fair Value Adjustment of Warrants	21,000																	195,000
Exercise Price of Warrant																		$ 2.00
Minimum Amount To Be Raised By Agents Under November Financing																		$ 0